Vanguard® Global Equity Fund
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.2%)
Brazil (2.8%)
*	MercadoLibre Inc.	35,267	59,862
	Ambev SA	16,769,910	52,919
	Petroleo Brasileiro SA - Petrobras ADR (XNYS)	2,307,881	37,295
	B3 SA - Brasil Bolsa Balcao	12,908,700	36,333
*	NU Holdings Ltd. Class A	1,798,058	24,022
			210,431
Canada (2.0%)
	Magna International Inc.	970,768	63,741
*	Shopify Inc. Class A (XTSE)	415,101	47,396
	Brookfield Corp.	555,320	23,651
	Stella-Jones Inc.	351,429	19,422
			154,210
China (3.4%)
	Tencent Holdings Ltd.	1,778,684	98,152
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	861,900	50,102
	China Overseas Land & Investment Ltd.	20,642,500	31,860
	ANTA Sports Products Ltd.	3,169,827	28,844
	Midea Group Co. Ltd. Class A (XSEC)	2,308,900	25,741
	Alibaba Group Holding Ltd.	1,886,779	22,620
			257,319
Denmark (0.3%)
	Novo Nordisk A/S Class B	476,939	22,906
Finland (0.3%)
	Wartsila OYJ Abp	568,731	21,721
France (2.0%)
	Publicis Groupe SA	439,627	43,445
	Rexel SA	899,584	39,411
	Cie Generale des Etablissements Michelin SCA	1,017,313	39,299
	Nexans SA	118,035	19,646
[1]	Amundi SA	135,117	12,971
			154,772
Germany (2.4%)
	Daimler Truck Holding AG	1,311,896	63,271
	BASF SE	975,913	52,166
	Fresenius Medical Care AG	1,072,503	48,553
*,2	Auto1 Group SE	506,087	13,421
	Rheinmetall AG	2,460	2,799
			180,210
Hong Kong (0.5%)
	Galaxy Entertainment Group Ltd.	9,920,825	37,347
Indonesia (0.1%)
	Bank Rakyat Indonesia Persero Tbk PT	52,445,000	8,030
Ireland (0.4%)
	Bank of Ireland Group plc	1,464,625	29,180
Italy (1.5%)
	Ryanair Holdings plc ADR	669,791	43,369
	Poste Italiane SpA	1,022,941	33,485
	Enel SpA	2,912,817	33,411
	Saipem SpA	15,300	77
			110,342

		Shares	Market Value ($000)
Japan (3.3%)
	Daikin Industries Ltd.	443,300	67,621
	Keyence Corp.	93,200	47,111
	Kokusai Electric Corp.	528,700	36,335
	Chugai Pharmaceutical Co. Ltd.	627,500	28,986
	Lasertec Corp.	83,000	26,364
	Disco Corp.	47,000	24,451
	Cosmos Pharmaceutical Corp.	451,200	17,133
			248,001
Netherlands (3.9%)
	ASML Holding NV	77,002	152,477
	ING Groep NV	1,086,752	34,291
*,1	Adyen NV	33,596	31,517
[2]	Randstad NV	933,998	26,970
*	Argenx SE ADR	27,556	25,566
	BE Semiconductor Industries NV	68,933	22,765
			293,586
Other (0.0%)
[2,3]	Vanguard Growth ETF	9,822	846
Peru (0.4%)
	Credicorp Ltd.	82,697	32,217
Poland (0.2%)
*,1	Dino Polska SA	2,164,108	16,350
Russia (0.0%)
*,4	Sberbank of Russia PJSC	3,912,108	—
*,4	VK IPJSC GDR	128,137	—
*,4	Severstal PAO GDR (Registered)	520,152	—
			—
Singapore (1.0%)
	United Overseas Bank Ltd.	947,000	29,163
*	Grab Holdings Ltd. Class A	7,014,503	26,444
*	Sea Ltd. ADR	226,213	21,678
			77,285
South Korea (3.2%)
	SK Hynix Inc. (XKRX)	56,836	100,292
	Samsung Electronics Co. Ltd. (XKRX)	350,157	77,699
	Shinhan Financial Group Co. Ltd.	619,705	38,855
*	Coupang Inc.	1,612,740	28,013
			244,859
Sweden (0.7%)
	Skandinaviska Enskilda Banken AB Class A	1,367,048	27,219
	Epiroc AB Class B	1,053,338	24,448
			51,667
Switzerland (1.4%)
	Cie Financiere Richemont SA Class A (Registered)	158,942	36,688
	UBS Group AG (Registered)	710,580	35,217
	Julius Baer Group Ltd.	381,938	33,000
			104,905
Taiwan (5.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	2,586,000	204,010
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	330,146	157,668
	MediaTek Inc.	219,000	29,842
			391,520
United Kingdom (2.1%)
	Games Workshop Group plc	123,252	35,317
	HSBC Holdings plc	1,861,257	35,195
	Reckitt Benckiser Group plc (XLON)	514,143	33,488
	J Sainsbury plc	7,460,477	31,659
[1]	Autotrader Group plc	3,190,570	21,128
	United Utilities Group plc	169,596	2,943
			159,730

		Shares	Market Value ($000)
United States (60.1%)
	NVIDIA Corp.	2,081,431	416,474
*	Amazon.com Inc.	827,689	197,271
	Alphabet Inc. Class A	499,219	178,406
	Mastercard Inc. Class A	240,510	123,526
	Alphabet Inc. Class C	346,424	122,402
	Apple Inc.	333,794	96,587
	Microsoft Corp.	250,928	93,601
	Dollar General Corp.	808,607	93,079
	Humana Inc.	222,222	88,271
	Broadcom Inc.	233,657	88,264
*	Advanced Micro Devices Inc.	150,468	87,408
*	DoorDash Inc. Class A	419,808	77,467
	Eli Lilly & Co.	63,969	76,726
	CVS Health Corp.	653,465	67,601
	Baxter International Inc.	2,934,654	62,567
	Martin Marietta Materials Inc.	107,600	62,053
*	Axon Enterprise Inc.	107,319	60,164
	Bristol-Myers Squibb Co.	983,401	56,664
*	Netflix Inc.	771,758	55,104
	Meta Platforms Inc. Class A	97,639	54,999
*	Samsara Inc. Class A	1,632,703	52,949
	Royalty Pharma plc Class A	924,999	51,865
	Corebridge Financial Inc.	1,797,923	51,475
	Citigroup Inc. (XNYS)	365,131	51,104
	Tyson Foods Inc. Class A	886,741	50,766
*	Coherent Corp.	124,222	49,002
	Skyworks Solutions Inc.	707,728	47,984
	Welltower Inc.	207,745	47,152
*	AppLovin Corp. Class A	85,996	44,308
	Lear Corp.	330,318	44,282
*,2	Space Exploration Technologies Corp. Class A	256,118	43,760
	Ensign Group Inc.	267,277	42,844
	HA Sustainable Infrastructure Capital Inc.	1,092,159	42,649
	CRH plc	395,187	42,285
	MetLife Inc.	498,866	42,209
	Comfort Systems USA Inc.	20,903	41,429
	Philip Morris International Inc.	228,500	41,338
	Service Corp. International	543,673	41,297
	Global Payments Inc. (XNYS)	569,010	41,287
	MSCI Inc.	72,872	40,811
	Sanofi SA	471,255	40,294
	Elevance Health Inc. (XNYS)	102,712	39,722
	EOG Resources Inc.	299,635	38,872
	Shell plc	977,502	37,861
	Micron Technology Inc.	31,433	36,283
*	Datadog Inc. Class A	138,111	35,959
	Capital One Financial Corp.	178,611	35,833
*	Airbnb Inc. Class A	250,285	35,816
	Texas Instruments Inc.	119,725	35,686
*	Natera Inc.	127,288	34,552
	Cognizant Technology Solutions Corp. Class A	872,320	33,785
	Amdocs Ltd.	651,677	32,936
*	ON Semiconductor Corp.	345,861	32,698
	Moody's Corp.	71,839	32,537
*	AutoZone Inc.	10,080	32,215
	NOV Inc.	1,709,803	31,717
*	CBRE Group Inc. Class A	234,560	31,593
*	Vertex Pharmaceuticals Inc.	63,407	31,496
	Thermo Fisher Scientific Inc.	62,511	31,340
*	Markel Group Inc.	15,767	30,793
	Wells Fargo & Co.	362,613	29,966
*	Revolution Medicines Inc.	156,510	29,311
	Advanced Drainage Systems Inc.	180,704	28,363
	Cullen / Frost Bankers Inc.	179,135	27,680
	SS&C Technologies Holdings Inc.	437,494	27,146
*	RBC Bearings Inc.	42,017	27,061
*	Uber Technologies Inc.	368,307	26,577
*	Medpace Holdings Inc.	47,593	25,205
	Linde plc	47,822	24,817

		Shares	Market Value ($000)
	Freeport-McMoRan Inc.	383,832	24,139
	Eaton Corp. plc	56,467	24,062
	EQT Corp.	451,809	24,023
	Dow Inc.	876,517	23,981
*	Medline Inc. Class A	597,282	23,557
	Brunswick Corp.	272,976	22,995
*	Bloom Energy Corp. Class A	74,479	22,545
	Accenture plc Class A	176,794	22,000
*,2	QXO Inc.	1,265,679	21,871
*	Dutch Bros Inc. Class A	286,879	20,601
*	Cloudflare Inc. Class A	83,687	20,527
	PPG Industries Inc.	159,834	19,386
*	Alnylam Pharmaceuticals Inc.	64,391	19,384
*	Nextpower Inc. Class A	160,976	19,179
*	Unity Software Inc.	670,668	19,168
*	Clean Harbors Inc.	62,645	18,715
	Universal Health Services Inc. Class B	125,219	18,619
*	Champion Homes Inc.	209,093	18,425
	PVH Corp.	230,975	17,152
*	Tidewater Inc.	236,019	15,726
*	Spotify Technology SA	33,983	15,603
*	AeroVironment Inc.	93,878	15,496
*	Coinbase Global Inc. Class A	94,421	13,803
*	CoStar Group Inc.	468,249	13,261
*	Tesla Inc.	30,474	12,817
	WillScot Holdings Corp.	443,541	12,801
	Paycom Software Inc.	99,887	12,554
	Regal Rexnord Corp.	48,588	11,573
*	HubSpot Inc.	49,887	9,105
	Newell Brands Inc.	1,481,420	9,096
*	Flutter Entertainment plc Class DI	55,033	5,510
	Globe Life Inc.	18,224	3,256
*,2	Quantinuum Inc. Class A	19,100	1,561
*,4	ABIOMED Inc. CVR	82,912	85
			4,560,120
Total Common Stocks (Cost $5,053,945)			7,367,554
Temporary Cash Investments (3.6%)
Money Market Fund (3.6%)
[5,6]	Vanguard Market Liquidity Fund, 3.682% (Cost $273,380)	2,734,128	273,385
Total Investments (100.8%) (Cost $5,327,325)			7,640,939
Other Assets and Liabilities—Net (-0.8%)			(58,560)
Net Assets (100%)			7,582,379
Cost is in $000.

*	Non-income-producing security.
1
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $81,966, representing 1.1% of net assets.

2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $67,598.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $70,473 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	241	90,956	587
Mini MSCI EAFE Index	September 2026	182	28,622	(2)
MSCI Emerging Markets Index	September 2026	193	16,958	(241)
				344

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	9/16/2026	AUD	2	USD	1	—	—
HSBC Bank plc	9/16/2026	CAD	2	USD	2	—	—
Goldman Sachs International	9/16/2026	HKD	12	USD	2	—	—
Deutsche Bank AG	9/16/2026	JPY	563	USD	4	—	—
State Street Bank & Trust Co.	9/16/2026	USD	10	CHF	8	—	—
Toronto-Dominion Bank	9/16/2026	USD	358	EUR	309	5	—
State Street Bank & Trust Co.	9/16/2026	USD	32	GBP	24	—	—
State Street Bank & Trust Co.	9/16/2026	USD	233	SEK	2,195	6	—
						11	—

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	4,873,228	83,665	85	4,956,978
Common Stocks—Other	303,584	2,106,992	—	2,410,576
Temporary Cash Investments	273,385	—	—	273,385
Total	5,450,197	2,190,657	85	7,640,939

Derivative Financial Instruments
Assets
Futures Contracts[1]	587	—	—	587
Forward Currency Contracts	—	11	—	11
Total	587	11	—	598
Liabilities
Futures Contracts[1]	(243)	—	—	(243)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2026 Market Value ($000)
Vanguard Growth ETF	4,558	191,509	193,095	(1,987)	(139)	100	—	846
Vanguard Market Liquidity Fund	232,133	NA1	NA1	(1)	(20)	6,687	—	273,385
Total	236,691	191,509	193,095	(1,988)	(159)	6,787	—	274,231

1	Not applicable—purchases and sales are for temporary cash investment purposes.